Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	30.50%	30.50%	31.00%
Temporary differences relating to investments in subsidiaries for which no deferred tax liabilities were recognized	¥ 145,707	¥ 143,969
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign Subsidiaries Tax Rate		0.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign Subsidiaries Tax Rate		34.90%